Financial instruments and risk management - Summary of Credit Quality and Credit Concentration of Cash Equivalents, Current Asset Investments and Derivative Financial Assets (Detail) - GBP (£)
£ in Millions
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of external credit grades [Line Items]
Credit exposure	£ 8,666	£ 5,977	£ 4,613
Aa2/AA and above
Disclosure of external credit grades [Line Items]
Credit exposure	4,210	2,522	2,575
Aa3/AA–
Disclosure of external credit grades [Line Items]
Credit exposure	971	1,376	313
A1/A
Disclosure of external credit grades [Line Items]
Credit exposure	1,363	1,145	651
A2/A
Disclosure of external credit grades [Line Items]
Credit exposure	1,437	649	628
A3/A-
Disclosure of external credit grades [Line Items]
Credit exposure	0	50	180
Baa1/BBB
Disclosure of external credit grades [Line Items]
Credit exposure	100	75	59
Baa2/BBB and below
Disclosure of external credit grades [Line Items]
Credit exposure	£ 585	£ 160	£ 207